Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	21.00%	21.00%
Change in tax loss valuation allowance			$ 60,939	$ 0